UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21809
Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
September 30, 2006

Shares	Description				Value

	Common Stocks – 97.4%

	Aerospace & Defense – 1.6%

20,500	Boeing Company				$1,616,425
4,500	Goodrich Corporation				182,340
33,500	Honeywell International Inc.				1,370,150
29,400	United Technologies Corporation				1,862,490

	Total Aerospace & Defense				5,031,405

	Air Freight & Logistics – 0.6%

28,200	United Parcel Service, Inc., Class B				2,028,708

	Airlines – 0.2%

5,400	AMR Corporation-DEL, (1)				124,956
9,600	Continental Airlines, Inc., (1)				271,776
3,250	Southwest Airlines Co.				54,145
3,800	US Airways Group Inc., (1)				168,454

	Total Airlines				619,331

	Auto Components – 0.2%

24,800	American Axle and Manufacturing Holdings Inc.				413,912
9,310	Cooper Tire & Rubber				93,659

	Total Auto Components				507,571

	Automobiles – 0.6%

82,400	Ford Motor Company				666,616
35,600	General Motors Corporation				1,184,056
2,500	Harley-Davidson Inc., (1)				156,875

	Total Automobiles				2,007,547

	Beverages – 0.7%

42,000	Coca-Cola Company				1,876,560
7,500	PepsiCo, Inc.				489,450

	Total Beverages				2,366,010

	Capital Markets – 3.0%

120,700	American Capital Strategies Limited				4,764,029
35,000	Charles Schwab Corporation				626,500
8,500	Goldman Sachs Group, Inc.				1,437,945
31,000	Morgan Stanley				2,260,210
18,800	Waddell & Reed Financial, Inc., Class A				465,300

	Total Capital Markets				9,553,984

	Chemicals – 1.6%

1,000	Chemtura Corporation				8,670
51,000	Dow Chemical Company				1,987,980
38,955	E.I. Du Pont de Nemours and Company				1,668,832
2,700	Eastman Chemical Company				145,854
3,000	Lyondell Chemical Company				76,110
798	NL Industries Inc.				7,932
14,000	Olin Corporation				215,040
13,000	PPG Industries, Inc.				872,040
8,000	RPM International, Inc.				151,920

	Total Chemicals				5,134,378

	Commercial Banks – 11.0%

98,900	Allied Capital Corporation				2,987,769
167,515	Bank of America Corporation				8,973,779
8,000	Comerica Incorporated				455,360
9,000	Federated Investors Inc.				304,290
27,720	HSBC Holdings PLC, Sponsored ADR				2,537,212
34,000	Lloyds TSB Group PLC, Sponsored ADR				1,377,000
2,133	National Australia Bank Limited, Sponsored ADR				290,963
18,800	National City Corporation				688,080
20,000	North Fork Bancorporation Inc.				572,800
15,493	Regions Financial Corporation				569,987
91,383	U.S. Bancorp.				3,035,743
32,118	Wachovia Corporation				1,792,184
9,600	Washington Mutual, Inc.				417,312
299,600	Wells Fargo & Company				10,839,528

	Total Commercial Banks				34,842,007

	Commercial Services & Supplies – 1.1%

23,000	Automatic Data Processing, Inc.				1,088,820
1,400	Avery Dennison Corporation				84,238
46,100	Deluxe Corporation				788,310
1,000	Robert Half International Inc.				33,970
86,500	ServiceMaster Company				969,665
6,000	Standard Register Company				79,200
77,765	Synagro Technologies, Inc.				328,168

	Total Commercial Services & Supplies				3,372,371

	Communications Equipment – 1.8%

125,800	Cisco Systems, Inc., (1)				2,893,400
41,900	Corning Incorporated, (1)				1,022,779
58,000	Lucent Technologies Inc., (1)				135,720
58,100	Motorola, Inc.				1,452,500
1,000	Plantronics Inc.				17,530
3,291	QUALCOMM Inc.				119,628

	Total Communications Equipment				5,641,557

	Computers & Peripherals – 2.0%

15,467	Apple Computer, Inc., (1)				1,191,423
14,919	Dell Inc., (1)				340,750
25,000	EMC Corporation, (1)				299,500
65,500	Hewlett-Packard Company				2,403,195
27,500	International Business Machines Corporation (IBM)				2,253,350

	Total Computers & Peripherals				6,488,218

	Containers & Packaging – 0.3%

22,600	Chesapeake Corporation				323,406
21,200	Packaging Corp. of America				491,840

	Total Containers & Packaging				815,246

	Diversified Financial Services – 4.3%

2,000	Chicago Merchantile Exchange				956,500
140,929	Citigroup Inc.				6,999,943
4,000	Federal Home Loan Mortgage Corporation				265,320
21,800	Gladstone Capital Corporation				479,818
104,500	JPMorgan Chase & Co.				4,907,320

	Total Diversified Financial Services				13,608,901

	Diversified Telecommunication Services – 3.8%

23,500	Alaska Communications Systems Group Inc.				311,845
118,000	AT&T Inc.				3,842,080
16,000	BellSouth Corporation				684,000
104,800	Citizens Communications Company				1,471,392
7,200	Compania Anonima Nacional Telefonos de Venezuela				136,800
17,693	Compania de Telecomunicaciones de Chile S.A., Sponsored ADR				125,090
15,600	FairPoint Communications Inc.				271,440
2,000	France Telecom SA				46,620
1,593	Magyar Telekom Telecommunications, (1)				31,860
5,100	PT Telekomunikasi Indonesia				184,416
4,000	SK Telecom Company Limited				94,520
16,800	Telstra Corporation Limited, ADR				231,168
129,500	Verizon Communications Inc.				4,808,335

	Total Diversified Telecommunication Services				12,239,566

	Electric Utilities – 1.1%

5,400	Ameren Corporation				285,066
26,500	Centerpoint Energy Inc.				379,480
13,600	Consolidated Edison, Inc.				628,320
12,000	Duquesne Light Holdings Inc.				235,920
6,000	Enel SpA, Sponsored ADR				273,780
14,700	Great Plains Energy Incorporated				455,994
8,882	Progress Energy, Inc.				403,065
12,349	TXU Corporation				772,059

	Total Electric Utilities				3,433,684

	Electrical Equipment – 1.0%

21,000	American Power Conversion Corporation				461,160
2,500	Cooper Industries, Ltd., Class A				213,050
30,000	Emerson Electric Co.				2,515,800
2,000	Hubbell Incorporated, Class B				95,800
1,000	Rockwell Automation, Inc.				58,100

	Total Electrical Equipment				3,343,910

	Electronic Equipment & Instruments – 0.0%

3,600	MEMC Electronic Materials, (1)				131,868

	Energy Equipment & Services – 1.5%

12,700	Baker Hughes Incorporated				866,140
12,000	Carbo Ceramics Inc.				432,360
2,500	Diamond Offshore Drilling, Inc.				180,925
17,600	Halliburton Company				500,720
2,500	National-Oilwell Varco Inc., (1)				146,375
5,000	Noble Corporation				320,900
8,000	Patterson-UTI Energy, Inc.				190,080
23,514	Schlumberger Limited				1,458,573
2,000	Tidewater Inc.				88,380
7,000	Transocean Inc., (1)				512,610

	Total Energy Equipment & Services				4,697,063

	Food & Staples Retailing – 1.2%

14,000	CVS Corporation				449,680
29,375	SUPERVALU Inc.				870,969
49,400	Wal-Mart Stores, Inc.				2,436,408

	Total Food & Staples Retailing				3,757,057

	Food Products – 0.3%

41,300	ConAgra Foods, Inc.				1,011,024

	Gas Utilities – 2.4%

77,000	KeySpan Corporation				3,167,780
35,390	Nicor Inc.				1,513,276
71,000	Peoples Energy Corporation				2,886,150

	Total Gas Utilities				7,567,206

	Health Care Equipment & Supplies – 0.5%

5,200	Baxter International Inc.				236,392
3,360	Boston Scientific Corporation, (1)				49,694
29,000	Medtronic, Inc.				1,346,760
1,000	St. Jude Medical Inc., (1)				35,290

	Total Health Care Equipment & Supplies				1,668,136

	Health Care Providers & Services – 1.3%

9,673	Aetna Inc.				382,567
16,500	HCA, Inc.				823,185
17,000	Health Management Associates Inc.				355,300
4,500	Humana Inc., (1)				297,405
39,000	Tenet Helathcare Corporation, (1)				317,460
24,600	UnitedHealth Group Incorporated				1,210,320
10,100	Wellpoint Inc., (1)				778,205

	Total Health Care Providers & Services				4,164,442

	Hotels, Restaurants & Leisure – 0.9%

4,800	Harrah’s Entertainment, Inc.				318,864
5,500	International Game Technology				228,250
31,900	McDonald’s Corporation				1,247,928
11,000	OSI Restaurant Partners Inc.				348,810
10,200	Wendy’s International, Inc.				683,400

	Total Hotels, Restaurants & Leisure				2,827,252

	Household Durables – 1.3%

5,000	Black & Decker Corporation				396,750
1,000	D.R. Horton, Inc.				23,950
2,200	Furniture Brands International, Inc.				41,888
13,500	Kimball International Inc., Class B				260,550
1,000	La Z Boy Inc.				13,960
55,500	Newell Rubbermaid Inc.				1,571,760
12,000	Snap-on Incorporated				534,600
13,500	Stanley Works				672,975
8,998	Whirlpool Corporation				756,822

	Total Household Durables				4,273,255

	Household Products – 2.1%

20,000	Kimberly-Clark Corporation				1,307,200
85,500	Procter & Gamble Company				5,299,290

	Total Household Products				6,606,490

	Industrial Conglomerates – 4.2%

15,600	3M Co.				1,160,952
6,700	American Standard Companies Inc.				281,199
302,676	General Electric Company				10,684,463
23,200	Genuine Parts Company				1,000,616
14,166	Tyco International Ltd.				396,506

	Total Industrial Conglomerates				13,523,736

	Insurance – 3.3%

20,000	Allstate Corporation				1,254,600
29,140	American International Group, Inc.				1,930,816
9,000	Arthur J. Gallagher & Co.				240,030
10,000	Fidelity National Financial, Inc.				416,500
74,334	Lincoln National Corporation				4,614,648
13,000	Marsh & McLennan Companies, Inc.				365,950
9,000	Mercury General Corporation				446,490
16,400	St. Paul Travelers Companies, Inc.				768,996
1,500	Unitrin, Inc.				66,255
5,100	XL Capital Ltd, Class A				350,370

	Total Insurance				10,454,655

	Internet & Catalog Retail – 0.1%

14,500	Amazon.com, Inc., (1)				465,740

	Internet Software & Services – 1.8%

43,000	eBay Inc., (1)				1,219,480
6,500	Google Inc., Class A, (1)				2,612,350
104,600	United Online, Inc.				1,274,028
23,800	Yahoo! Inc., (1)				601,664

	Total Internet Software & Services				5,707,522

	Leisure Equipment & Products – 0.4%

5,000	Brunswick Corporation				155,950
2,000	Eastman Kodak Company				44,800
39,200	Mattel, Inc.				772,240
8,000	Polaris Industries Inc.				329,200

	Total Leisure Equipment & Products				1,302,190

	Machinery – 1.4%

25,000	Briggs & Stratton Corporation				688,750
30,000	Caterpillar Inc.				1,974,000
5,100	Deere & Company				427,941
11,000	Illinois Tool Works Inc.				493,900
19,000	Ingersoll-Rand Company – Class A				721,620
3,000	Pentair, Inc.				78,570
2,100	Volvo AB				125,370

	Total Machinery				4,510,151

	Media – 1.6%

1,500	Clear Channel Communications, Inc.				43,275
17,600	Dow Jones & Company, Inc.				590,304
25	Live Nation Inc., (1)				511
39,000	New York Times, Class A				896,220
5,000	Reed Elsevier NV, Sponsored ADR				167,150
83,486	Regal Entertainment Group, Class A				1,654,693
37,000	Sirius Satellite Radio Inc., (1)				144,670
162,000	Westwood One, Inc.				1,146,960
18,500	World Wrestling Entertainment Inc.				303,955
19,000	XM Satellite Radio Holdings Inc., Class A, (1)				244,910

	Total Media				5,192,648

	Metals & Mining – 1.2%

38,104	Companhia Siderurgica Nacional S.A., Sponsored ADR				1,083,297
8,550	Gerdau SA				115,853
1,140	Phelps Dodge Corporation				96,558
28,668	Southern Copper Corporation				2,651,790

	Total Metals & Mining				3,947,498

	Multiline Retail – 0.7%

18,000	Dollar General Corporation				245,340
19,200	Federated Department Stores, Inc.				829,632
5,500	J.C. Penney Company, Inc.				376,145
12,800	Nordstrom, Inc.				541,440
4,000	Target Corporation				221,000

	Total Multiline Retail				2,213,557

	Multi-Utilities – 1.0%

1,450	Dominion Resources, Inc.				110,911
76,000	Duke Energy Corporation				2,295,200
1,347	National Grid PLC, Sponsored ADR				84,443
10,500	ONEOK, Inc.				396,795
6,600	United Utilities PLC, Sponsored ADR				174,768

	Total Multi-Utilities				3,062,117

	Oil, Gas & Consumable Fuels – 7.5%

68,900	ChevronTexaco Corporation				4,468,854
17,026	ConocoPhillips				1,013,558
185,000	Exxon Mobil Corporation				12,413,500
3,600	Frontline Limited				138,636
12,800	General Maritime Corporation				468,224
7,800	Marathon Oil Corporation				599,820
49,559	Norsk Hydro ASA				1,115,573
73,000	Occidental Petroleum Corporation				3,512,030
397	Sinopec Shanghai Petrochemical Company, Limited				19,751
3,043	Valero Energy Corporation				156,623
3,000	YPF Sociedad Anonima				131,130

	Total Oil, Gas & Consumable Fuels				24,037,699

	Paper & Forest Products – 0.9%

11,000	Bowater Incorporated				226,270
11,500	International Paper Company				398,245
8,928	Potlatch Corporation				331,229
32,400	Weyerhaeuser Company				1,993,572

	Total Paper & Forest Products				2,949,316

	Personal Products – 0.2%

23,000	Avon Products, Inc.				705,180

	Pharmaceuticals – 9.5%

65,000	Abbott Laboratories				3,156,400
146,264	Bristol-Myers Squibb Company				3,644,899
2,000	CV Therapeutics Inc., (1)				22,280
35,132	Eli Lilly and Company				2,002,524
89,900	Johnson & Johnson				5,838,106
140,500	Merck & Co. Inc.				5,886,950
2,000	Neurocrine Biosciences Inc., (1)				21,500
277,500	Pfizer Inc.				7,869,900
36,000	Wyeth				1,830,240

	Total Pharmaceuticals				30,272,799

	Real Estate Investment Trust – 3.4%

9,700	American Home Mortgage Investment Corp.				338,239
62,671	Apartment Investment & Management Company, Class A				3,409,929
2,800	Colonial Properties Trust				133,868
57,500	Healthcare Realty Trust, Inc.				2,208,575
47,000	Hospitality Properties Trust				2,218,400
20,500	Lexington Corporate Properties Trust				434,190
53,300	Nationwide Health Properties, Inc.				1,425,242
4,799	New Century Financial Corporation				188,649
3,684	Omega Healthcare Investors Inc.				55,297
20,000	Senior Housing Properties Trust				426,800

	Total Real Estate Investment Trust				10,839,189

	Road & Rail – 0.6%

45,000	CSX Corporation				1,477,350
18,500	Laidlaw International Inc.				505,605

	Total Road & Rail				1,982,955

	Semiconductors & Equipment – 3.2%

7,800	Advanced Micro Devices, Inc., (1)				193,830
47,000	Analog Devices, Inc.				1,381,330
11,500	Applied Materials, Inc.				203,895
237,500	Intel Corporation				4,885,375
44,000	Maxim Integrated Products, Inc.				1,235,080
30,600	Microchip Technology Incorporated				992,052
13,400	NVIDIA Corporation, (1)				396,506
23,400	Texas Instruments Incorporated				778,050

	Total Semiconductors & Equipment				10,066,118

	Software – 3.4%

10,200	Adobe Systems Incorporated, (1)				381,990
6,000	Akamai Technologies, Inc., (1)				299,940
1,000	Electronic Arts Inc. (EA), (1)				55,680
273,500	Microsoft Corporation				7,474,755
9,000	NAVTEQ Corporation, (1)				234,990
99,976	Oracle Corporation, (1)				1,773,574
3,500	Salesforce.com, Inc., (1)				125,580
20,200	Symantec Corporation, (1)				429,856

	Total Software				10,776,365

	Specialty Retail – 2.5%

6,450	Abercrombie & Fitch Co., Class A				448,146
17,000	American Eagle Outfitters, Inc.				745,110
17,000	Best Buy Co., Inc.				910,520
7,000	Chico’s FAS, Inc., (1)				150,710
14,151	Gap, Inc.				268,161
26,012	Home Depot, Inc.				943,455
30,700	Limited Brands, Inc.				813,243
23,000	Lowe’s Companies, Inc.				645,380
7,000	Office Depot, Inc., (1)				277,900
108,100	Pier 1 Imports, Inc.				802,102
12,000	RadioShack Corporation				231,600
7,300	Sherwin-Williams Company				407,194
6,000	Talbots, Inc.				163,500
1,000	Tiffany & Co				33,200
12,000	TJX Companies, Inc.				336,360
58,000	Tuesday Morning Corporation				805,040

	Total Specialty Retail				7,981,621

	Textiles Apparel & Luxury Goods – 0.5%

702	Cherokee Inc.				25,700
20,000	VF Corporation				1,459,000

	Total Textiles Apparel & Luxury Goods				1,484,700

	Thrifts & Mortgage Finance – 0.5%

18,900	Federal National Mortgage Association				1,056,699
4,025	Great Lakes Bancorp Inc., (1)				64,682
38,000	New York Community Bancorp, Inc.				622,440

	Total Thrifts & Mortgage Finance				1,743,821

	Tobacco – 2.8%

65,586	Altria Group, Inc.				5,020,608
37,000	Reynolds American Inc.				2,292,890
30,000	UST Inc.				1,644,900
423	Vector Group Ltd.				6,853

	Total Tobacco				8,965,251

	Trading Companies & Distributors – 0.0%

1,000	W.W. Grainger, Inc.				67,020

	Transportation Infrastructure – 0.1%

7,000	Stolt-Nielsen S.A., Sponsored ADR				181,300

	Wireless Telecommunication Services – 0.2%

32,000	Vodafone Group PLC				731,520

	Total Common Stocks (cost $282,903,544)				310,902,855

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.1%

304	S&P 500 Index	$35,720,000	10/21/06	$1175	$6,080
261	S&P 500 Index	31,320,000	10/21/06	1200	7,830
279	S&P 500 Index	33,480,000	11/18/06	1200	51,615
220	S&P 500 Index	26,950,000	11/18/06	1225	59,950
265	S&P 500 Index	30,475,000	12/16/06	1150	59,625
278	S&P 500 Index	32,665,000	12/16/06	1175	84,095
256	S&P 500 Index	30,720,000	12/16/06	1200	104,960

1,863	Total Put Options (cost $1,390,818)	221,330,000			374,155

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 6.2%

$19,734	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price	4.800%	10/02/06		$19,734,176
	$19,742,070, collateralized by $19,570,000 U.S. Treasury Notes, 4.875%, due 5/31/11, value $20,132,638

	Total Short-Term Investments (cost $19,734,176)				19,734,176

	Total Investments (cost $304,028,538) – 103.7%				331,011,186

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options – (3.8)%

(227)	S&P 500 Index	$(28,375,000)	10/21/06	$1250	$(2,032,785)
(489)	S&P 500 Index	(62,347,500)	10/21/06	1275	(3,200,505)
(226)	S&P 500 Index	(29,380,000)	10/21/06	1300	(959,370)
(475)	S&P 500 Index	(60,562,500)	11/18/06	1275	(3,453,250)
(216)	S&P 500 Index	(28,080,000)	11/18/06	1300	(1,111,320)
(230)	S&P 500 Index	(29,900,000)	12/16/06	1300	(1,388,050)

(1,863)	Total Call Options (premiums received $8,383,822)	(238,645,000)			(12,145,280)

	Other Assets Less Liabilities – 0.1%				289,456

	Net Assets – 100%				$319,155,362

	(1) Non-income producing.

	(2) For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by Strike Price by 100.

	(3) The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

	ADR American Depositary Receipt.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.

	At September 30, 2006, the cost of investments was $304,208,538.
	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

	Gross unrealized:
	Appreciation				$30,639,901
	Depreciation				(3,657,253)

	Net unrealized appreciation (depreciation) of investments				$26,982,648

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.